Financial risk management - Maturity analysis for financial assets held for managing liquidity risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	₩ 848,175,296	₩ 797,103,840
Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	39,992,898	40,734,358
Due from banks at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	40,862	35,450
Loans at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	1,419,985	1,880,507
Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	549,592,623	529,315,667
Securities at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	76,597,263	72,844,243
Securities at FVOCI
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	103,429,122	93,889,526
Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	35,053,755	36,529,433
Other financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	42,048,788	21,874,656
Less than 1 month | Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	220,765,377	180,871,423
Less than 1 month | Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	37,051,022	36,069,005
Less than 1 month | Loans at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	84,231	275,263
Less than 1 month | Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	37,915,506	37,868,875
Less than 1 month | Securities at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	51,192,910	41,515,377
Less than 1 month | Securities at FVOCI
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	54,888,016	45,714,502
Less than 1 month | Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	660,221	878,077
Less than 1 month | Other financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	38,973,471	18,550,324
1~3 months | Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	62,581,244	61,224,975
1~3 months | Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	746,364	678,029
1~3 months | Loans at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	419,312	531,544
1~3 months | Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	55,304,875	54,775,441
1~3 months | Securities at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	1,363,382	1,066,771
1~3 months | Securities at FVOCI
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	1,564,045	997,618
1~3 months | Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	3,086,876	3,117,274
1~3 months | Other financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	96,390	58,298
3~6 months | Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	69,709,316	74,152,048
3~6 months | Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	68,711	293,900
3~6 months | Loans at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	83	136,762
3~6 months | Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	66,984,277	69,211,593
3~6 months | Securities at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	748,568	473,077
3~6 months | Securities at FVOCI
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	551,147	825,089
3~6 months | Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	1,288,192	3,152,468
3~6 months | Other financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	68,338	59,159
6 months ~ 1 year | Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	109,856,230	106,865,080
6 months ~ 1 year | Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	19,990	290,070
6 months ~ 1 year | Loans at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	81,094	95
6 months ~ 1 year | Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	103,607,758	99,131,674
6 months ~ 1 year | Securities at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	1,297,385	894,621
6 months ~ 1 year | Securities at FVOCI
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	1,592,027	2,680,515
6 months ~ 1 year | Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	2,902,604	3,236,438
6 months ~ 1 year | Other financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	355,372	631,667
1~5 years | Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	194,812,093	186,849,560
1~5 years | Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	264,095	295,757
1~5 years | Loans at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	708,906	660,244
1~5 years | Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	149,981,848	145,027,757
1~5 years | Securities at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	8,919,975	8,851,339
1~5 years | Securities at FVOCI
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	13,096,314	10,809,850
1~5 years | Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	21,330,649	20,604,654
1~5 years | Other financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	510,306	599,959
More than 5 years | Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	190,451,036	187,140,754
More than 5 years | Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	1,842,716	3,107,597
More than 5 years | Due from banks at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	40,862	35,450
More than 5 years | Loans at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	126,359	276,599
More than 5 years | Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	135,798,359	123,300,327
More than 5 years | Securities at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	13,075,043	20,043,058
More than 5 years | Securities at FVOCI
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	31,737,573	32,861,952
More than 5 years | Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	5,785,213	5,540,522
More than 5 years | Other financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	₩ 2,044,911	₩ 1,975,249